Consolidated Balance Sheets		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Current Assets
Cash and cash equivalents		¥ 2,401,495	$ 330,457	¥ 9,873,678
Restricted cash		38,743,831	5,331,329	4,999,974
Accounts receivable, net		130,354,429	17,937,366	77,750,249
Deferred offering cost				4,223,769
Prepaid expenses and other current assets, net		9,485,464	1,305,243	8,332,330
Total Current Assets		197,551,743	27,184,025	113,706,012
Property and equipment, net		233,375	32,113	2,516
Intangible assets, net		2,581,046	355,164	2,183,677
Operating lease right of use assets		3,313,215	455,914	4,327,705
Restricted cash, noncurrent		5,000,000	688,023	5,000,000
Deferred tax assets		57,257	7,879	1,604,757
Other non-current assets		51,004	7,018	1,211,500
Total Non-Current Assets		11,235,897	1,546,111	14,330,155
Total Assets		208,787,640	28,730,136	128,036,167
Current Liabilities
Short-term borrowings		26,814,237	3,689,762	27,267,797
Accounts payable		51,252,954	7,052,641	31,436,527
Insurance premium payable		38,376,850	5,280,830	3,553,377
Income tax payable		42,747	5,882	28,343
Operating lease liabilities, current		2,425,135	333,710	2,009,034
Accrued expenses and other liabilities		15,990,970	2,200,431	14,714,898
Subscription fees advanced from one investor				15,000,000
Total Current Liabilities		141,068,960	19,411,735	94,300,176
Operating lease liabilities, noncurrent		1,044,068	143,669	2,273,154
Deferred tax liabilities		2,683,818	369,306	7,698
Total Non-current Liabilities		3,727,886	512,975	2,280,852
Total Liabilities		144,796,846	19,924,710	96,581,028
Commitments and contingencies
Shareholders’ Equity
Additional paid-in capital		196,038,784	26,975,834	168,973,780
Accumulated deficit		(131,841,244)	(18,142,067)	(137,544,783)
Accumulated other comprehensive income (loss)		(228,872)	(31,493)	5,118
Total Shareholders’ Equity		63,990,794	8,805,426	31,455,139
Total Liabilities and Shareholders’ Equity		208,787,640	28,730,136	128,036,167
Related Party
Current Assets
Due from related parties		16,566,524	2,279,630	8,526,012
Current Liabilities
Due to related parties		6,166,067	848,479	290,200
Class A Ordinary Shares
Shareholders’ Equity
Ordinary Shares	[1]	9,922	1,470	8,820
Class B Ordinary Shares
Shareholders’ Equity
Ordinary Shares	[1]	¥ 12,204	$ 1,682	¥ 12,204

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares (Note 1 and Note 11).